Impairment Charges - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Aug. 31, 2012
Asset Impairment Charges [Line Items]
Share Price		$ 3.75	$ 2.34
Impairment loss (see Notes 4 and 25)	$ 47,088,000	$ 0
Impairment loss on intangible assets	281,000	0
Impairment loss on property, plant and equipment	(273,000)	0
Chemical Light [Member]
Asset Impairment Charges [Line Items]
Impairment loss on property, plant and equipment	273,000
Patents [Member] | Training [Member]
Asset Impairment Charges [Line Items]
Impairment loss on intangible assets	172,000
Trademarks and Trade Names [Member] | Training [Member]
Asset Impairment Charges [Line Items]
Impairment loss on intangible assets	29,000
Non Compete Agreement [Member] | Training [Member]
Asset Impairment Charges [Line Items]
Impairment loss on intangible assets	$ 80,000